FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 31, 2016			December 26, 2015
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Money market funds	$64	178	$242	$78,210	—	$78,210
Fixed income funds	1,676	2,592	4,268	—	238	238
Equity Securities	5,609	—	5,609	—	3,130	3,130
Mutual funds:
Domestic stock funds	760	—	760	3,523	—	3,523
International stock funds	72	—	72	237	—	237
Target funds	235	—	235	230	—	230
Bond funds	201	—	201	172	—	172
Total mutual funds	1,268	—	1,268	4,162	—	4,162
Assets at fair value	$8,617	$2,770	$11,387	$82,372	3,368	$85,740

Available for Sale Investment Portfolio
Ardellis' available for sale investment portfolio consists of the following:

	December 31, 2016			December 26, 2015
		Unrealized			Unrealized
	Cost	Gain/Loss	Fair Value	Cost	Gain/Loss	Fair Value
Fixed Income	$4,310	$(43)	$4,267	$3,362	$(12)	$3,350
Equity	5,181	428	5,609	3,438	(45)	3,393
Mutual Funds	481	(9)	472	—	—	—
Total	$9,972	$376	$10,348	$6,800	$(57)	$6,743